Successor Consolidated Statements of Partners' Capital (Parenthetical) (Successor)	12 Months Ended
Dec. 31, 2013
Independent Director
Issuance of common units to independent directors, common units	5,522
D&I Silica, LLC
Issuance of common units in acquisition of D&I Silica, LLC	1,578,947